Minimum cash andminimum capital - Minimum capital (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum Capital [Abstract]
Credit risk	$ 222,092,365	$ 219,153,734
Operational risk	90,508,105	88,131,816
Market risk	6,537,813	4,611,870
Incremental requirement	17,505,613	0
Total capital	1,140,647,877	958,835,096
Excess capital	$ 804,003,981	$ 646,937,676